Annual Total Returns - Natixis Funds Trust I	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Mirova Global Megatrends Fund | Class Y
Prospectus [Line Items]
Annual Return [Percent]	15.32%	13.06%	18.63%	(22.33%)	18.06%	32.42%	32.99%	(6.32%)	30.75%
Vaughan Nelson Small Cap Fund | Class Y
Prospectus [Line Items]
Annual Return [Percent]	12.16%	5.05%	25.10%	(9.98%)	30.61%	9.23%	24.88%	(14.61%)	6.60%	20.53%
Natixis Oakmark International Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	25.00%	(5.13%)	18.94%	(15.91%)	8.73%	4.06%	24.35%	(24.15%)	29.56%	8.19%
Natixis U.S. Equity Opportunities Fund | Class Y
Prospectus [Line Items]
Annual Return [Percent]	17.62%	25.54%	37.35%	(20.95%)	23.48%	22.36%	31.36%	(6.24%)	26.60%	12.13%